Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Contingent consideration discount rate		10.00%
Bottom of Range
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Contingent consideration discount rate	9.00%
Top of Range
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Contingent consideration discount rate	16.00%